T. ROWE PRICE VALUE ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 7.5%
Diversified Telecommunication Services 1.1%
AT&T	133,241	3,763
Verizon Communications	35,363	1,554
		5,317
Entertainment 1.1%
Netflix (1)	1,646	1,974
Walt Disney	27,128	3,106
		5,080
Interactive Media & Services 4.8%
Alphabet, Class C	70,455	17,159
Meta Platforms, Class A	8,485	6,231
		23,390
Wireless Telecommunication Services 0.5%
T-Mobile US	11,026	2,639
		2,639
Total Communication Services		36,426
CONSUMER DISCRETIONARY 6.6%
Broadline Retail 2.3%
Amazon.com (1)	51,406	11,287
		11,287
Hotels, Restaurants & Leisure 1.9%
Hilton Worldwide Holdings	5,125	1,330
Las Vegas Sands	29,222	1,572
Marriott International, Class A	7,614	1,983
McDonald's	11,173	3,395
Viking Holdings (1)	14,842	922
		9,202
Household Durables 0.2%
Lennar, Class A	6,780	855
		855
Specialty Retail 2.2%
AutoZone (1)	456	1,956
Home Depot	16,514	6,691
TJX	14,478	2,093
		10,740
Total Consumer Discretionary		32,084

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 7.9%
Beverages 0.5%
Coca-Cola	41,287	2,738
		2,738
Consumer Staples Distribution & Retail 1.7%
US Foods Holding (1)	15,070	1,155
Walmart	67,776	6,985
		8,140
Household Products 3.1%
Colgate-Palmolive	38,300	3,062
Kimberly-Clark	33,065	4,111
Procter & Gamble	51,229	7,871
		15,044
Personal Care Products 0.8%
Kenvue	249,838	4,055
		4,055
Tobacco 1.8%
Philip Morris International	53,342	8,652
		8,652
Total Consumer Staples		38,629
ENERGY 7.2%
Energy Equipment & Services 0.5%
Schlumberger	66,233	2,276
		2,276
Oil, Gas & Consumable Fuels 6.7%
Chevron	20,291	3,151
ConocoPhillips	71,395	6,753
Diamondback Energy	5,319	761
EOG Resources	28,551	3,201
EQT	43,822	2,385
Expand Energy	18,508	1,967
Exxon Mobil	80,560	9,083
TotalEnergies, ADR (2)	44,888	2,680
Williams	44,782	2,837
		32,818
Total Energy		35,094
FINANCIALS 22.7%
Banks 8.8%
Bank of America	208,815	10,773
Citigroup	70,685	7,175
Fifth Third Bancorp	20,848	929

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Huntington Bancshares	143,378	2,476
JPMorgan Chase	27,522	8,681
US Bancorp	73,732	3,563
Wells Fargo	113,382	9,504
		43,101
Capital Markets 5.7%
Ares Management	14,488	2,316
Bank of New York Mellon	12,494	1,361
Blackrock	2,555	2,979
Cboe Global Markets	4,080	1,001
Charles Schwab	96,997	9,260
CME Group	9,095	2,457
Morgan Stanley	25,509	4,055
Robinhood Markets, Class A (1)	11,962	1,713
S&P Global	3,731	1,816
TPG	13,275	763
		27,721
Consumer Finance 0.8%
American Express	5,684	1,888
Capital One Financial	10,020	2,130
		4,018
Financial Services 1.4%
Apollo Global Management	6,357	847
Corebridge Financial	51,761	1,659
Equitable Holdings	67,482	3,427
Fiserv (1)	8,226	1,061
		6,994
Insurance 6.0%
Allstate	23,870	5,124
Chubb	25,933	7,319
Hartford Insurance Group	51,793	6,909
Marsh & McLennan	14,180	2,858
MetLife	59,212	4,877
Progressive	7,659	1,891
		28,978
Total Financials		110,812
HEALTH CARE 12.4%
Biotechnology 1.2%
AbbVie	8,764	2,029
Gilead Sciences	18,302	2,031
Regeneron Pharmaceuticals	1,391	782
Vertex Pharmaceuticals (1)	2,856	1,119
		5,961

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	19,710	2,640
Baxter International	59,080	1,345
Becton Dickinson & Company	13,512	2,529
Boston Scientific (1)	22,532	2,200
Stryker	6,280	2,322
Zimmer Biomet Holdings	39,450	3,886
		14,922
Health Care Providers & Services 4.5%
Cencora	3,260	1,019
Cigna	9,612	2,771
CVS Health	54,143	4,082
Elevance Health	18,361	5,933
HCA Healthcare	5,348	2,279
McKesson	2,261	1,747
Quest Diagnostics	6,210	1,183
UnitedHealth Group	8,460	2,921
		21,935
Life Sciences Tools & Services 0.8%
Agilent Technologies	10,507	1,349
Thermo Fisher Scientific	5,196	2,520
		3,869
Pharmaceuticals 2.8%
AstraZeneca, ADR	31,709	2,433
Eli Lilly	1,552	1,184
Johnson & Johnson	20,539	3,808
Merck	36,424	3,057
Sanofi, ADR	34,161	1,612
Viatris	152,187	1,507
		13,601
Total Health Care		60,288
INDUSTRIALS & BUSINESS SERVICES 13.1%
Aerospace & Defense 4.5%
Boeing (1)	21,788	4,703
GE Aerospace	16,023	4,820
Howmet Aerospace	10,102	1,982
L3Harris Technologies	23,422	7,153
Northrop Grumman	3,225	1,965
TransDigm Group	1,185	1,562
		22,185
Electrical Equipment 1.7%
AMETEK	7,545	1,419
GE Vernova	2,009	1,235

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Hubbell	3,131	1,347
Rockwell Automation	12,142	4,244
		8,245
Ground Transportation 1.7%
CSX	119,052	4,227
Norfolk Southern	12,938	3,887
		8,114
Industrial Conglomerates 0.7%
Roper Technologies	1,904	950
Siemens, ADR	19,154	2,586
		3,536
Machinery 4.0%
AGCO	21,893	2,344
Caterpillar	4,918	2,347
Cummins	11,358	4,797
Deere	5,859	2,679
Fortive	49,245	2,412
Parker-Hannifin	3,374	2,558
Stanley Black & Decker	29,299	2,178
		19,315
Trading Companies & Distributors 0.5%
Ferguson Enterprises	7,726	1,735
WW Grainger	999	952
		2,687
Total Industrials & Business Services		64,082
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 0.3%
Motorola Solutions	3,443	1,575
		1,575
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	13,716	1,697
Keysight Technologies (1)	11,341	1,984
TE Connectivity	12,724	2,793
		6,474
IT Services 0.4%
Accenture, Class A	7,102	1,751
		1,751
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices (1)	25,778	4,171
Analog Devices	9,629	2,366
Applied Materials	16,625	3,404

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Intel (1)	31,092	1,043
Micron Technology	20,777	3,476
QUALCOMM	25,962	4,319
Taiwan Semiconductor Manufacturing, ADR	7,343	2,051
Texas Instruments	26,184	4,811
		25,641
Software 2.0%
Microsoft	7,223	3,741
MicroStrategy, Class A (1)	3,174	1,023
Salesforce.com	21,420	5,076
		9,840
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics, GDR	2,574	3,865
		3,865
Total Information Technology		49,146
MATERIALS 3.1%
Chemicals 1.8%
CF Industries Holdings	28,684	2,573
Ecolab	5,345	1,464
Linde	7,592	3,606
RPM International	11,996	1,414
		9,057
Containers & Packaging 0.7%
International Paper	76,940	3,570
		3,570
Metals & Mining 0.6%
Freeport-McMoRan	37,124	1,456
Steel Dynamics	9,422	1,314
		2,770
Total Materials		15,397
REAL ESTATE 3.3%
Industrial REITs 0.7%
Prologis, REIT	12,742	1,459
Rexford Industrial Realty, REIT	45,091	1,854
		3,313
Real Estate Management & Development 0.2%
CBRE Group, Class A (1)	7,703	1,214
		1,214
Residential REITs 1.0%
AvalonBay Communities, REIT	25,538	4,933
		4,933

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Specialized REITs 1.4%
Equinix, REIT	1,810	1,418
Lamar Advertising, Class A, REIT	7,803	955
Public Storage, REIT	5,672	1,638
Weyerhaeuser, REIT	105,943	2,626
		6,637
Total Real Estate		16,097
UTILITIES 5.8%
Electric Utilities 3.1%
Constellation Energy	4,482	1,475
Entergy	26,431	2,463
NextEra Energy	28,989	2,188
Southern	73,397	6,956
Xcel Energy	22,900	1,847
		14,929
Gas Utilities 0.2%
Atmos Energy	6,687	1,142
		1,142
Multi-Utilities 2.3%
Ameren	52,805	5,512
Dominion Energy	23,275	1,424
DTE Energy	6,918	978
Sempra	38,591	3,472
		11,386
Water Utilities 0.2%
American Water Works	7,051	982
		982
Total Utilities		28,439
Total Common Stocks (Cost $455,699)		486,494
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.09% (3)	926,047	926
Total Short-Term Investments (Cost $926)		926

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4)	2,536,128	2,536
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		2,536
Total Securities Lending Collateral (Cost $2,536)		2,536
Total Investments in Securities 100.4% of Net Assets (Cost $459,161)		$489,956
Other Assets Less Liabilities (0.4%)		(2,186)
Net Assets 100.0%		$487,770

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2025.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE VALUE ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$2,536
	Total			$2,536^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $2,536.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Value ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE VALUE ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$482,629	$3,865	$—	$486,494
Short-Term Investments	926	—	—	926
Securities Lending Collateral	2,536	—	—	2,536
Total	$486,091	$3,865	$—	$489,956
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1074-054Q3
09/25